EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Disclosure of earnings per share
Profit for the year:

	Year ended December 31
	2022	2021	2020
	USD thousands

Profit for the year	22,737	73,223	2,139

Weighted average number of ordinary shares:

	Year ended December 31
	2022	2021	2020
	Shares of NIS
	0.01 par value

Weighted average number of ordinary shares used to calculate basic earnings per share as at December 31	149,937,339	144,493,989	133,991,210

Basic earnings per share (in USD)	0.15	0.51	0.02
Weighted average number of ordinary shares (diluted):

	Year ended December 31
	2022	2021	2020
	Shares of NIS
	0.01 par value

Weighted average number of ordinary shares used to calculate basic earnings per share	149,937,339	144,493,989	133,991,210
Effect of share options on issue	3,120,304	8,212,903	4,714,985

Weighted average number of ordinary shares used to calculate diluted earnings per share	153,057,643	152,706,892	138,706,195

Diluted earnings per share (in USD)	0.15	0.48	0.02